Change in Fair Value Of Contingent Consideration, Other Income And Other Expenses - Summary of Other Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Detailed Information About Other Operating Expense Explanatory [Line Items]
Loss on disposal of Property, plant and equipment	€ 1	€ 10
Total Other Expenses	1,466	114	€ 191
Other Expenses [Member]
Disclosure of Detailed Information About Other Operating Expense Explanatory [Line Items]
Clinical Development milestone payments		69	36
Remeasurement of RCA's	328		120
Loss on disposal of Property, plant and equipment	1	10
Other	1,137	35	35
Total Other Expenses	€ 1,466	€ 114	€ 191